UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                      811-3910

Exact name of registrant as specified in charter:        Voyageur Tax-Free Funds

Address of principal executive offices:                  2005 Market Street
                                                         Philadelphia, PA 19103

Name and address of agent for service:                   David F. Connor, Esq.
                                                         2005 Market Street
                                                         Philadelphia, PA 19103

Registrant's telephone number, including area code:      (800) 523-1918

Date of fiscal year end:                                 August 31

Date of reporting period:                                May 31, 2006

Item 1. Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Fund
________________________________

May 31, 2006

                                                                                                      Principal        Market
                                                                                                      Amount           Value

Municipal Bonds - 96.47%

Corporate-Backed Revenue Bonds - 6.15%
Cloquet Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                              $6,500,000       $6,609,070
Laurentian Energy Authority I Cogeneration Energy Series A 5.00% 12/1/21                               8,000,000        7,916,720
Sartell Environmental Improvement Revenue (International Paper) Series A 5.20% 6/1/27                  5,465,000        5,519,595
Seaway Port Authority of Duluth Industrial Development Dock & Wharf Revenues
     (Cargill, Inc. Project) Series E 6.125% 11/1/14                                                   4,500,000        4,597,830
                                                                                                                        _________

                                                                                                                       24,643,215
                                                                                                                       __________
Education Revenue Bonds - 4.06%
Minnesota State Colleges & Universities Revenue Fund Series A 5.00% 10/1/29 (MBIA)                     1,665,000        1,725,856
Minnesota State Higher Education Facilities Authority Revenue
     (Augsburg College) Series 6-C 5.00% 5/1/20                                                        1,250,000        1,275,163
     (College of St. Benedict) Series 4-G 6.20% 3/1/16                                                 1,000,000        1,001,190
     (Hameline University) Series 4-1
          6.00% 10/1/12                                                                                  270,000          270,867
          6.00% 10/1/16                                                                                  390,000          392,231
     (St. Catherine College) Series 5-N1
          5.25% 10/1/22                                                                                1,500,000        1,542,000
          5.375% 10/1/32                                                                               1,000,000        1,035,710
& University of Minnesota, Inverse Floater ROLs Series II-R-29
     7.393% 7/1/21                                                                                     5,250,000        6,535,147
     7.90% 7/1/18                                                                                      1,920,000        2,469,580
                                                                                                                        _________

                                                                                                                       16,247,744
                                                                                                                       __________
Electric Revenue Bonds - 11.29%
Chaska Electric Revenue (Generating Facilities) Series A 5.00% 10/1/30                                 3,000,000        3,037,770
Minnesota State Municipal Power Agency
     Series A 5.00% 10/1/34                                                                            4,250,000        4,305,505
     Series A 5.125% 10/1/29                                                                           3,000,000        3,076,470
     5.00% 10/1/35                                                                                     3,000,000        3,042,270
Northern Minnesota Municipal Power Agency Electric System Revenue
   ^ Series A 5.849% 1/1/09 (AMBAC)                                                                    3,815,000        3,460,587
     Series B 4.75% 1/1/20 (AMBAC)                                                                     2,500,000        2,536,500
Rochester Electric Utilities Revenue 5.25% 12/1/30                                                     4,915,000        5,054,586
Shakopee Public Utilities Commission Revenue 5.125% 2/1/26 (MBIA)                                      1,000,000        1,024,320
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
     5.00% 1/1/12 (AMBAC)                                                                              4,205,000        4,453,305
     5.00% 1/1/13 (MBIA)                                                                               5,820,000        6,186,660
     5.25% 1/1/15 (AMBAC)                                                                              3,000,000        3,255,330
& Southern Minnesota Municipal Power Agency Supply System Revenue, Inverse Floater ROLs
     Series II-R-189 7.251% 1/1/15 (AMBAC)                                                             2,950,000        3,452,149
     Series II-R-189-3 6.906% 1/1/14 (AMBAC)                                                           2,000,000        2,325,520
                                                                                                                        _________

                                                                                                                       45,210,972
                                                                                                                       __________
Escrowed to Maturity Bonds - 0.89%
Southern Minnesota Municipal Power Agency Supply System Revenue Series B 5.50% 1/1/15 (AMBAC)            990,000        1,047,708
University of Minnesota Series A 5.50% 7/1/21                                                          2,000,000        2,244,820
Western Minnesota Municipal Power Agency Supply Revenue Series A 9.75% 1/1/16 (MBIA)                     185,000          262,633
                                                                                                                          _______

                                                                                                                        3,555,161
                                                                                                                        _________
Health Care Revenue Bonds - 26.13%
Apple Valley Economic Development Authority Health Care Revenue
     (Augustana Home St. Paul Project) Series A 6.00% 1/1/40                                           2,700,000        2,719,575
     (Evercare Senior Living Project) Series A 6.125% 6/1/35                                           4,000,000        4,012,640
Bemidji Hospital Facilities First Meeting Revenue (North Country Health Services)
     5.00% 9/1/24 (RADIAN)                                                                               740,000          755,059
     6.05% 9/1/16                                                                                        600,000          600,726
     6.05% 9/1/24                                                                                      1,825,000        1,827,135
Bloomington Housing & Redevelopment Authority Housing Revenue (Senior Summerhouse
     Bloomington Project, Presbyterian Homes Housing & Assisted Living) 6.125% 5/1/35                  3,420,000        3,491,068
Breckenridge Catholic Health Initiatives 5.00% 5/1/30                                                  2,000,000        2,051,160

Duluth Economic Development Authority Health Care Facilities Revenue Benedictine
     Health System (St. Mary's Hospital)
          5.25% 2/15/33                                                                               10,000,000       10,192,699
          5.50% 2/15/23                                                                                1,000,000        1,042,210
Maple Grove Health Care Facilities Revenue (North Memorial Health Care)
     5.00% 9/1/29                                                                                      1,000,000        1,015,320
     5.00% 9/1/35                                                                                      5,850,000        5,912,186
Marshall Medical Center Gross Revenue (Weiner Memorial Medical Center Project) 6.00% 11/1/28           1,000,000        1,035,920
Minneapolis Health Care Facility Revenue (Jones-Harrison Residence Project) 5.60% 10/1/30              1,550,000        1,549,861
Minneapolis Health Care System Revenue
     (Allina Health Systems) Series A 5.75% 11/15/32                                                   9,500,000       10,046,914
     (Fairview Health Services) Series D
          5.00% 11/15/30 (AMBAC)                                                                       2,500,000        2,574,000
          5.00% 11/15/34 (AMBAC)                                                                       2,500,000        2,568,400
Minnesota Agricultural & Economic Development Board Revenue (Fairview Health Care System)
     Series A 6.375% 11/15/29                                                                             15,000           16,080
     5.75% 2/1/29                                                                                      1,895,000        1,897,520
Rochester Health Care Facilities Revenue
     (Mayo Clinic) 5.00% 11/15/36                                                                      7,000,000        7,198,940
     (Mayo Foundation) Series B 5.50% 11/15/27                                                           700,000          726,159
& Rochester Health Care Facilities Revenue (Mayo Foundation), Inverse Floater ROLs Series II-R-28
     Series A 7.393% 11/15/27                                                                          2,100,000        2,256,954
     Series B 7.393% 11/15/27                                                                          8,375,000        9,000,948
Rochester Multifamily Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36                            3,890,000        4,001,876
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
     5.10% 9/1/25                                                                                      2,000,000        2,032,960
     5.25% 9/1/34                                                                                      7,000,000        7,163,100
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.25% 7/1/30    9,420,000        9,684,984
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
     Series A 5.70% 11/1/15                                                                            1,300,000        1,334,840
     6.00% 11/15/35                                                                                    4,340,000        4,669,146
Washington County Housing & Redevelopment Authority Hospital Facilities Revenue
     (Health East Project) 5.50% 11/15/27                                                              1,000,000        1,013,550
Woodbury Economic Development Authority Housing Revenue (Senior Summerhouse
     Woodbury Project) Series B 5.75% 6/1/41                                                           2,250,000        2,243,273
                                                                                                                        _________

                                                                                                                      104,635,203
                                                                                                                      ___________
Housing Revenue Bonds - 6.22%
Brooklyn Center Multifamily Housing Revenue (Shingle Creek) 5.40% 5/20/43 (GNMA) (AMT)                 1,000,000        1,016,720
Hopkins Multifamily Housing Revenue (Hopkins Renaissance Project-Section 8) 6.375% 4/1/20              1,000,000        1,037,040
@ Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project-Section 8) 5.75% 11/1/28          890,000          837,988
Minneapolis Multifamily Housing Revenue
     (Grant Street Apartments Project) Series A 7.25% 11/1/29                                            750,000          762,480
     (Seward Towers Project) 5.00% 5/20/36 (GNMA)                                                      4,000,000        4,116,439
     (Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)                                                 990,000        1,026,739
     (Trinity Apartments-Section 8) Series A 6.75% 5/1/21                                              1,780,000        1,824,749
Minnesota State Housing Finance Agency Single Family Mortgage
     Series A 5.30% 7/1/19                                                                               635,000          658,559
     Series B 5.35% 1/1/33 (AMT)                                                                       2,970,000        3,024,945
     Series J 5.90% 7/1/28 (AMT)                                                                         525,000          539,138
@ Park Rapids Multifamily Revenue (The Court Apartments Project-Section 8) 6.30% 2/1/20                2,870,000        2,639,166
St. Cloud Housing & Redevelopment Authority Revenue (Sterling Heights Apartments
     Project) 7.55% 4/1/39 (AMT)                                                                       1,000,000        1,052,570
St. Louis Park Residential Mortgage Revenue Series A 7.25% 4/20/23 (GNMA)                                128,000          129,174
Stillwater Multifamily Housing Revenue (Stillwater Cottages Project)
     Series A 7.00% 11/1/27                                                                            1,000,000        1,023,870
     7.25% 11/1/27 (AMT)                                                                               1,540,000        1,577,684
Wadena Housing & Redevelopment Authority Multifamily Housing Revenue (Humphrey
     Manor East Project) 6.00% 2/1/19                                                                  1,860,000        1,818,727
Washington County Housing & Redevelopment Authority Governmental Revenue (Briar
     Pond) Series C 7.25% 8/20/34                                                                        960,000          885,072
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue (Highland
     Apartments-Section 8) 5.85% 6/1/19                                                                  935,000          934,935
                                                                                                                          _______

                                                                                                                       24,905,995
                                                                                                                       __________
Lease Revenue Bonds - 2.52%
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series D 5.25% 7/1/36           1,070,000        1,092,267
St. Paul Port Authority Lease Revenue
     (Cedar Street Office Building Project)
          5.00% 12/1/22                                                                                2,500,000        2,597,024
          5.125% 12/1/27                                                                               1,000,000        1,041,290

(Robert Street Office Building Project)
     4.75% 12/1/23                                                                                     2,000,000        2,028,360
     5.00% 12/1/27                                                                                     2,500,000        2,586,075
     Series 9 5.25% 12/1/27                                                                              725,000          763,070
                                                                                                                          _______

                                                                                                                       10,108,086
                                                                                                                       __________
Local General Obligation Bonds - 14.43%
Bloomington Independent School District #271 Series B 5.00% 2/1/17                                     5,300,000        5,521,381
Cambridge Independent School District #911 Series A 4.75% 2/1/30 (MBIA)                                1,035,000        1,042,618
Dakota County Capital Improvement Series A 4.75% 2/1/26                                                1,000,000        1,012,250
Farmington Independent School District #192 Capital Appreciation Series B
     5.00% 2/1/27 (FSA)                                                                                6,705,000        6,964,952
   ^ 5.34% 2/1/21 (FSA)                                                                                1,500,000          708,150
   ^ 5.422% 2/1/20 (FSA)                                                                               1,650,000          822,954
Hennepin County Regional Railroad Authority 5.00% 12/1/31                                              4,030,000        4,121,320
^ Lakeville Independent School District #194 Capital Appreciation Series B 5.450% 2/1/19 (FSA)         8,000,000        4,230,720
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)                                 5,500,000        5,621,055
^ Mahtomedi Independent School District #832 Capital Appreciation Series B 5.898% 2/1/14 (MBIA)        1,540,000        1,118,333
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21                                      1,200,000        1,260,588
Minneapolis Library 5.00% 12/1/25                                                                      1,500,000        1,552,890
Minneapolis Tax Increment Revenue (St. Anthony Falls Project) 5.75% 2/1/27                             1,000,000        1,008,850
Prior Lake Independent School District #719 Series B 5.00% 2/1/19 (FSA)                                3,145,000        3,313,163
Ramsey County State Aid Series C 5.00% 2/1/28                                                          1,060,000        1,096,029
& Rockford Independent School District #883, Inverse Floater ROLs Series II-R-30-A
     7.646% 2/1/23 (FSA)                                                                               3,510,000        3,952,155
^ Rosemont Independent School District #196 Capital Appreciation Series B
     5.931% 4/1/11 (FSA)                                                                               2,600,000        2,156,206
     5.96% 4/1/12 (FSA)                                                                                1,850,000        1,469,215
     6.008% 4/1/13 (FSA)                                                                               1,915,000        1,450,210
^ Sartell Independent School District #748 Capital Appreciation Series B
     5.976% 2/1/13 (MBIA)                                                                                540,000          413,419
     6.099% 2/1/15 (MBIA)                                                                              1,075,000          748,748
     6.15% 2/1/16 (MBIA)                                                                               1,750,000        1,160,355
St. Paul Housing & Redevelopment Authority Tax Increment (Upper Landing Project)
     Series A 6.80% 3/1/29                                                                             1,000,000        1,005,150
St. Peter's Hospital Series A 5.00% 9/1/24 (MBIA)                                                      1,905,000        1,973,542
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care Facilities-Lakewood)
     5.00% 12/1/21                                                                                     2,000,000        2,031,420
     5.00% 12/1/34                                                                                     1,000,000        1,003,850
     5.125% 12/1/24                                                                                    1,000,000        1,020,790
                                                                                                                        _________

                                                                                                                       57,780,313
                                                                                                                       __________
$ Pre-Refunded Bonds - 11.15%
Chaska Electric Revenue Series A 6.00% 10/1/25-10                                                      1,000,000        1,089,790
Eden Prairie Multifamily Housing Revenue (Tanager Creek Apartments) Series A 8.05%
     6/20/31-06 (GNMA)                                                                                 7,605,000        7,850,565
Little Canada Multifamily Housing Revenue Alternative Development (Montreal Courts
     Apartments Project) Series A
          6.10% 12/1/17-07                                                                             1,230,000        1,258,130
          6.25% 12/1/27-07                                                                             2,900,000        2,997,846
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.625% 5/15/32-12          11,525,000       12,670,240
Minneapolis Tax Increment Revenue Series E 5.00% 3/1/13-09                                             6,265,000        6,483,711
Minnesota Agricultural & Economic Development Board Revenue (Fairview Health Care
     System) Series A 6.375% 11/15/29-10                                                                 485,000          539,417
Minnesota Higher Education Facilities Series 4-1
     6.00% 10/1/12-06                                                                                    980,000          987,811
     6.00% 10/1/16-06                                                                                  1,400,000        1,411,158
Minnesota Public Facilities Authority Water Pollution Control Revenue
     Series A 5.00% 3/1/20-10                                                                          3,000,000        3,134,700
     Series B 4.75% 3/1/19-09                                                                          2,000,000        2,055,800
Puerto Rico Public Buildings Authority Guaranteed Government Facilities Revenue Series D
     5.25% 7/1/36-12                                                                                   2,930,000        3,139,817
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.75% 1/1/18-16 (MBIA)        1,000,000        1,057,410
                                                                                                                        _________

                                                                                                                       44,676,395
                                                                                                                       __________
Special Tax Bonds - 1.27%
^ Minneapolis Community Development Agency Tax Increment Revenue 6.674% 9/1/09 (MBIA)                   5,750,000       5,084,610
                                                                                                                        _________

                                                                                                                        5,084,610
                                                                                                                        _________
State General Obligation Bonds - 5.88%
Minnesota State
     5.00% 11/1/20 (FSA)                                                                               8,175,000        8,532,002
     5.00% 8/1/21                                                                                      2,400,000        2,509,200
Minnesota State Refunding Various Purposes 5.00% 6/1/13                                                5,175,000        5,300,546

Puerto Rico Commonwealth Public Improvement Series A
     5.00% 7/1/34                                                                                      4,500,000        4,504,275
     5.50% 7/1/19 (MBIA)                                                                               1,500,000        1,679,415
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14                            1,000,000        1,039,430
                                                                                                                        _________

                                                                                                                       23,564,868
                                                                                                                       __________
Transportation Revenue Bonds - 5.13%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A
     5.00% 1/1/22 (AMBAC)                                                                              3,440,000        3,523,936
     5.00% 1/1/35 (AMBAC)                                                                              5,145,000        5,272,853
     5.25% 1/1/16 (MBIA)                                                                               1,460,000        1,546,899
     5.25% 1/1/32 (FGIC)                                                                               5,000,000        5,205,400
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series C
     5.25% 1/1/32 (FGIC)                                                                               2,250,000        2,335,793
     5.50% 1/1/17 (FGIC)                                                                               2,500,000        2,660,375
                                                                                                                        _________

                                                                                                                       20,545,256
                                                                                                                       __________
Water & Sewer Revenue Bonds - 1.35%
& Minnesota Public Facilities Authority Water Pollution Control Revenue, Inverse Floater
     ROLs Series II-R-31 6.886% 3/1/18                                                                 5,000,000        5,408,600
                                                                                                                        _________

                                                                                                                        5,408,600
                                                                                                                        _________

Total Municipal Bonds (cost $372,969,928)                                                                             386,366,418
                                                                                                                      ___________

Short Term Investments - 2.12%

~ Variable Rate Demand Notes - 2.12%
Hennepin County Series A 3.33% 12/1/25 (SPA)                                                           3,600,000        3,600,000
Midwest Consortium of Municipal Utilities Revenue Series A (LOC-U.S. Bank N.A.)
     3.48% 1/1/25                                                                                      1,000,000        1,000,000
Minneapolis Guthrie Parking Ramp 3.33% 12/1/33 (SPA)                                                   3,895,000        3,895,000
                                                                                                                        _________

Total Short-Term Investments (cost $8,495,000)                                                                          8,495,000
                                                                                                                        _________

Total Market Value of Securities - 98.59%
     (cost $381,464,928)                                                                                              394,861,418

Receivables and Other Assets Net of Liabilities (See Notes) - 1.41%                                                     5,648,480
                                                                                                                        _________

Net Assets Applicable to 32,424,280 Shares Outstanding - 100.00%                                                     $400,509,898
                                                                                                                     ____________

   & An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of May 31, 2006. See Note 3 in "Notes."

   @ Illiquid security. At May 31, 2006, the aggregate amount of illiquid securities equaled $3,477,154, which represented 0.87% of the Fund's net assets. See Note 3 in "Notes."

   ^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

   $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S.
     Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

   ~ Variable rate security. The interest rate shown is the rate as of May 31, 2006.


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs
SPA - Stand-by Purchase Agreement

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Tax Free Funds - Delaware Tax-Free Minnesota Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                             $381,464,928
                                                ____________

Aggregate unrealized appreciation                 14,994,776
Aggregate unrealized depreciation                 (1,598,286)
                                                ____________

Net unrealized appreciation                     $ 13,396,490
                                                ____________

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:


                                  CERTIFICATION
                                  _____________


I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Voyageur Tax-Free Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

   (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

   (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

   (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

   (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Jude T. Driscoll
____________________

By: Jude T. Driscoll
Title: Chief Executive Officer
Date: July 26, 2006

                                  CERTIFICATION
                                  _____________


I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Voyageur Tax-Free Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

   (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

   (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

   (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

   (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Michael P. Bishof
_____________________

By: Michael P. Bishof
Title: Chief Financial Officer
Date: July 26, 2006

                                   SIGNATURES
                                   __________


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Voyageur Tax-Free Funds


Jude T. Driscoll
____________________

By: Jude T. Driscoll
Title: Chief Executive Officer
Date: July 26, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Jude T. Driscoll
____________________

By: Jude T. Driscoll
Title: Chief Executive Officer
Date: July 26, 2006


Michael P. Bishof
_____________________

By: Michael P. Bishof
Title: Chief Financial Officer
Date: July 26, 2006